Tax matters - Income Tax reconciliation (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated profit (loss) before tax
Standard tax rate (as a percent)	30.00%
Profit before tax	$ 24,174	$ 21,887	$ 18,368
Income tax at applicable rate	7,252	6,566	5,510
Due to effect of inflation	(1,742)	(982)	(999)
Due to effect of tangible assets	(78)	(154)	(87)
Due to effect of tax audit settlements			(31)
Due to effect of non-deductible expenses, non-taxable income and others	64	(79)	(89)
Total Income Tax	$ 5,496	$ 5,351	$ 4,304
Effective tax rate (as a percent)	22.74%	24.45%	23.43%
Current taxes	$ 4,215	$ 5,138	$ 4,983
Deferred taxes	$ 1,281	$ 213	$ (679)